Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
Land use rights	$751,635	$741,337
Less: accumulated amortization	(211,710)	(193,983)
Intangible assets, net	$539,925	$547,354

Schedule of Estimated Future Amortization Expense	Estimated future amortization is as follows as of June 30, 2024:
12 months ending June 30,	Amortization expense
2025	$15,033
2026	15,033
2027	15,033
2028	15,033
2029	15,033
Thereafter	464,762
Total	$539,925